Share-based Compensation - Valuation (Details) - Employee stock option	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation Of Stock Options
Expected volatility, minimum (as a percent)	48.00%	47.30%	53.20%
Expected volatility, maximum (as a percent)	49.20%	53.50%	60.20%
Risk-free interest rate, minimum (per annum)	2.70%	2.30%	1.50%
Risk-free interest rate, maximum (per annum)	2.90%	2.40%	2.50%
Minimum
Valuation Of Stock Options
Contractual term (in years)	10 years	9 years 6 months	10 years
Exercise multiple	2.2	2.2	2.2
Maximum
Valuation Of Stock Options
Contractual term (in years)	10 years	10 years	10 years
Exercise multiple	2.8	2.8	2.8